Document and Entity Information	3 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	VISUALANT INC
Entity Central Index Key	0001074828
Document Type	POS AM
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 71,236	$ 92,313	$ 83,937
Accounts receivable, net of allowance of $16,750 and $16,750, respectively	753,048	823,724	883,567
Prepaid expenses	340,660	283,204	54,386
Inventories	497,636	454,588	622,770
Refundable tax assets	7,948	9,080	8,581
Total current assets	1,670,528	1,662,909	1,653,241
EQUIPMENT, NET	506,040	522,668	588,060
OTHER ASSETS
Intangible assets, net	1,071,408	1,143,090	918,069
Goodwill	983,645	983,645	983,645
Investment in Novabeam, Inc.	0	0	50
Other assets	1,091	1,091	1,091
TOTAL ASSETS	4,232,712	4,313,403	4,144,156
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable - trade	1,241,375	1,206,101	1,432,074
Accounts payable - related parties	45,632	8,093	149,932
Accrued expenses	189,308	155,267	169,364
Accrued expenses - related parties	787,677	783,732	766,284
Convertible notes payable, net of debt discount of $11,153 at 9/30/10	1,075,000	1,175,000	288,847
Note payable - current portion of long term debt	1,608,725	1,537,191	1,513,495
Total current liabilities	4,947,717	4,865,384	4,319,996
LONG TERM LIABILITIES:
Long term debt	1,011,708	1,014,582	1,675,978
STOCKHOLDERS' DEFICIT:
Preferred stock - $0.001 par value, 50,000,000 shares authorized, no shares issued and outstanding	0	0	0
Common stock - $0.001 par value, 200,000,000 shares authorized, 49,065,669,38,229,374 and 54,724,805 shares issued and outstanding at 9/30/11, 9/30/10 and 12/31/11 respectively	54,725	49,066	38,229
Additional paid in capital	9,922,713	9,524,577	6,835,647
Accumulated deficit	(11,743,655)	(11,184,033)	(8,774,277)
Total stockholders' deficit	(1,766,217)	(1,610,390)	(1,900,401)
Noncontrolling interest	39,504	43,828	48,583
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 4,232,712	$ 4,313,403	$ 4,144,156

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Consolidated Balance Sheets Parenthetical
Allowance for Accounts receivable	$ 16,750	$ 16,750	$ 16,750
Convertible notes payable	$ 0	$ 0	$ 11,153
STOCKHOLDERS' DEFICIT
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	200,000,000	200,000,000	200,000,000
Common stock shares issued	54,724,805	49,065,669	38,229,374
Common stock shares outstanding	54,724,805	49,065,669	38,229,374

Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements Of Operations
REVENUE	$ 1,812,853	$ 2,067,865	$ 9,136,216	$ 2,542,627	$ 0
COST OF SALES	1,489,605	1,654,660	7,570,006	2,095,491	0
GROSS PROFIT	323,248	413,204	1,566,209	447,136	0
RESEARCH AND DEVELOPMENT EXPENSES	39,000	6,000	133,941	90,900	214,105
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	795,828	646,451	3,691,760	1,377,116	682,943
OPERATING LOSS	(511,580)	(239,247)	(2,259,491)	(1,020,880)	(897,048)
OTHER INCOME (EXPENSE)
Interest expense	(58,538)	(60,753)	(212,571)	(143,668)	(53,561)
Other income	7,304	40,868	67,458	9,662	0
Total other expense	(51,234)	(19,885)	(145,113)	(134,006)	(53,561)
LOSS BEFORE INCOME TAXES	(562,814)	(259,132)	(2,404,604)	(1,154,886)	(950,609)
Income taxes - current benefit	(7,948)	(1,009)	(9,080)	(8,090)	0
Net loss	(554,866)	(258,124)	(2,395,525)	(1,146,796)	(950,609)
NONCONTROLLING INTEREST	4,755	1,648	14,231	2,124	0
NET LOSS ATTRIBUTABLE TO VISUALANT, INC. AND SUBSIDIARIES COMMON SHAREHOLDERS	$ (559,621)	$ (259,772)	$ (2,409,756)	$ (1,148,920)	$ (950,609)
Basic and diluted loss per common share attributable to Visualant, Inc. and subsidiaries common shareholders-
Basic and diluted loss per share	$ (0.01)	$ (0.01)	$ (0.06)	$ (0.04)	$ (0.03)
Weighted average shares of common stock outstanding- basic and diluted	52,338,958	38,245,221	42,682,795	30,728,036	28,003,021

Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Sep. 30, 2008	$ 18,354	$ 4,521,760	$ (6,674,748)	$ (2,134,634)
Beginning Balance, Shares at Sep. 30, 2008	18,353,891
Stock compensation expense - employee options, Amount		139,787		139,787
Stock compensations expense - non-employee options		7,922		7,922
Issuance of common stock for services, Shares	6,175,043
Issuance of common stock for services, Amount	6,175	929,432		935,607
Issuance of common stock for retirement of debt, Shares	4,233,773
Issuance of common stock for retirement of debt, Amount	4,233	630,832		635,065
Issuance of common stock for accrued liabilities, Shares	400,000
Issuance of common stock for accrued liabilities, Amount	400			400
Issuance of common stock for debenture conversion, Amount				0
Comprehensive loss				(950,609)
Net loss			(950,609)	(950,609)
Ending balance, Amount at Sep. 30, 2009	29,162	6,229,733	(7,625,357)	(1,366,462)
Ending balance, Shares at Sep. 30, 2009	29,162,707
Stock compensation expense - employee options, Amount		150,625		150,625
Stock compensations expense - non-employee options		1,428		1,428
Issuance of common stock for services, Shares	4,400,000
Issuance of common stock for services, Amount	4,400	118,600		123,000
Issuance of common stock for accrued liabilities, Shares	866,667
Issuance of common stock for accrued liabilities, Amount	867	143,133		144,000
Issuance of warrants in connection with convertible debt, Shares		61,336		61,336
Issuance of warrants in connection with convertible debt, Amount		61,336		61,336
Issuance of common stock connection with acquisition of TransTech Systems, Inc, Shares	3,800,000
Issuance of common stock connection with acquisition of TransTech Systems, Inc, Amount	3,800	130,792		134,592
Issuance of common stock for debenture conversion, Amount				0
Comprehensive loss				(1,148,920)
Net loss			(1,148,920)	(1,148,920)
Ending balance, Amount at Sep. 30, 2010	38,229	6,835,647	(8,774,277)	(1,900,401)
Ending balance, Shares at Sep. 30, 2010	38,229,374
Stock compensation expense - employee options, Amount		23,586		23,586
Stock compensations expense - non-employee options		129,641		129,641
Issuance of common stock for services, Shares	1,289,692
Issuance of common stock for services, Amount	1,290	589,014		590,304
Issuance of common stock for RATLbab LLC acquisition, Shares	1,000,000
Issuance of common stock for RATLbab LLC acquisition, Amount	1,000	199,000		200,000
Issuance of common stock for accrued liabilities, Shares	798,411
Issuance of common stock for accrued liabilities, Amount	799	262,188		262,987
Issuance of common stock for debenture conversion, Shares	2,885,730
Issuance of common stock for debenture conversion, Amount	2,887	422,114		425,000
Comprehensive loss				(2,409,756)
Issuance of common stock, Shares	4,862,462
Issuance of common stock, Amount	4,861	1,063,387		1,068,248
Net loss			(2,409,756)	(2,409,756)
Ending balance, Amount at Sep. 30, 2011	$ 49,066	$ 9,524,577	$ (11,184,033)	$ (1,610,390)
Ending balance, Shares at Sep. 30, 2011	49,065,669

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (559,621)	$ (258,124)	$ (2,409,756)	$ (1,146,796)	$ (950,609)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and amortization	157,297	81,627	384,919	89,235	0
Issuance of capital stock and warrants for services and expenses	86,246	4,800	660,251	181,592	382,855
Stock based compensation	78,698	0	151,118	152,053	147,709
Amortization of debt discount	100,085	0	11,153	50,183	0
(Loss) gain on sale of assets	(2,217)	(831)	(3,911)	550	0
Provision for losses on accounts receivable	156	0	0	1,663	0
Amortization of deferred financing costs	0	0	0	2,124	0
Changes in operating assets and liabilities
Accounts receivable	70,520	253,175	59,844	(64,176)	0
Prepaid expenses	(77,525)	13,333	(251,833)	(7,865)	(4,748)
Inventory	(43,048)	38,195	168,182	(218,157)	0
Other assets	0	(1,009)	0	(25,741)	0
Noncontrolling interest	0	0	0	0	0
Accounts payable - trade and accrued expenses	110,799	188,391	(81,758)	544,367	429,913
Income tax receivable	1,132	0	(500)	0	0
CASH PROVIDED BY (USED IN) PROVIDED BY OPERATING ACTIVITIES	(77,478)	319,557	(1,312,291)	(440,968)	5,120
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	849	(4,049)	(121,060)	(22,815)	0
Cash from the acquisition of TransTech Systems, Inc.	0	0	0	76,216	0
Proceeds from sale of equipment	2,450	4,017	13,377	0	0
Purchase of investments- deposit	0	0	50	0	(50)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES:	3,299	(32)	(107,633)	53,401	(50)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on line of credit	0	(440,077)	(136,957)	0	0
Proceeds from line of credit	72,106	22,478	0	188,283	0
Distribution	0	0	0	(20,000)	0
Repayment of debt	0	0	(650,000)	0	0
Proceeds from the issuance of common stock	88,766	30,909	943,233	0	0
Repayments of capital leases	(3,446)	(10,900)	(23,221)	(2,104)	0
Proceeds from the issuance of convertible debt	(100,000)	50,000	1,300,000	300,000	0
Change in minority interest	(4,324)	0	(4,755)	0	0
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	53,102	(347,590)	1,428,300	466,179	0
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(21,077)	(28,065)	8,376	78,612	5,070
CASH AND CASH EQUIVALENTS, beginning of period	92,313	83,937	83,937	5,325	255
CASH AND CASH EQUIVALENTS, end of period	71,236	55,872	92,313	83,937	5,325
Supplemental disclosures of cash flow information:
Interest paid	13,813	17,058	164,503	23,014	35,139
Taxes paid	0	0	3,041	0	0
Non-cash investing and financing activities:
Issuance of warrants in connection with convertible debt	0	0	0	61,336	0
Issuance of common stock for acquisition	0	0	200,000	134,592	0
Debtenture converted to common stock	100,000	0	425,000	0	0
Issuance of common stock for conversion of liabilities	0	0	262,987	144,000	0
Issuance of note payable for acquisition	$ 0	$ 0	$ 100,000	$ 2,300,000	$ 0

ORGANIZATION	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
ORGANIZATION

Visualant, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on October 8, 1998 with authorized common stock of 200,000,000 shares at $0.001 par value. On September 13, 2002, 50,000,000 shares of preferred stock with a par value of $0.001 were authorized by the shareholders.  There are no preferred shares issued and the terms have not been determined.

The accompanying unaudited consolidated financial statements of the Company and our subsidiaries have been prepared in accordance with generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The financial statements for the periods ended December 31, 2011 and 2010 are unaudited and include all adjustments necessary to a fair statement of the results of operations for the periods then ended. All such adjustments are of a normal, recurring nature. The results of the Company’s operations for any interim period are not necessarily indicative of the results of the Company’s operations for a full fiscal year. For further information, refer to the financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2011 as filed with the Securities and Exchange Commission (the “SEC”) on November 30, 2011.

Visualant, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on October 8, 1998 with authorized common stock of 200,000,000 shares at $0.001 par value. On September 13, 2002, 50,000,000 shares of preferred stock with a par value of $0.001 were authorized by the shareholders.  There are no preferred shares issued and the terms have not been determined.

The Company closed the acquisition of TransTech of Aurora, Oregon on June 8, 2010 and recorded the results from June 8, 2010 to September 30, 2011. As of June 8, 2010, the Company is no longer in the development stage.

This acquisition is expected to accelerate market entry and penetration through the acquisition of well-operated and positioned distributors of security and authentication systems like TransTech, thus creating a natural distribution channel for products featuring our proprietary Spectrum Pattern Matching (“SPM”) technology.

GOING CONCERN	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred net losses of $ 2,395,525 and $1,146,796 for the years ended September 30, 2011 and 2010, respectively. Our current liabilities exceeded our current assets by approximately $3.2 million as of September 30, 2011.  Our net cash used in operating activities was $1.3 million for the year ended September 30, 2011.

As of December 31, 2011, the Company had $71,236 in cash. The Company needs to obtain additional financing to implement the business plan, service our debt repayments and acquire new businesses.  However, there can be no assurance that financing or additional funding will be available to the Company on favorable terms or at all. If the Company raises additional capital through the sale of equity or convertible debt securities, the issuance of such securities may result in dilution to existing stockholders.

The Company anticipates that it will record losses from operations for the foreseeable future. As of December 31, 2011, our accumulated deficit was $11.7 million.  The Company has limited capital resources, and operations to date have been funded with the proceeds from private equity and debt financings. These conditions raise substantial doubt about our ability to continue as a going concern. The audit report prepared by our independent registered public accounting firm relating to our financial statements for the year ended September 30, 2011 includes an explanatory paragraph expressing the substantial doubt about our ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional working capital.  The financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred net losses of $ 2,395,525 and $1,146,796 for the years ended September 30, 2011 and 2010, respectively. Our current liabilities exceeded our current assets by approximately $3.2 million as of September 30, 2011.  Our net cash used in operating activities was $1.3 million for the year ended September 30, 2011.

As of September 30, 2011, the Company had $92,313 in cash. The Company needs to obtain additional financing to implement the business plan, service our debt repayments and acquire new businesses..  However, there can be no assurance that financing or additional funding will be available to the Company on favorable terms or at all. If the Company raises additional capital through the sale of equity or convertible debt securities, the issuance of such securities may result in dilution to existing stockholders.

The Company anticipates that it will record losses from operations for the foreseeable future. As of September 30, 2011, our accumulated deficit was $11.2 million.  The Company has limited capital resources, and operations to date have been funded with the proceeds from private equity and debt financings. These conditions raise substantial doubt about our ability to continue as a going concern. The audit report prepared by our independent registered public accounting firm relating to our financial statements for the year ended September 30, 2011 includes an explanatory paragraph expressing the substantial doubt about our ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional working capital.  The financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION - The consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries. Inter-Company items and transactions have been eliminated in consolidation.

CASH AND CASH EQUIVALENTS - The Company classifies highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash balances at various financial institutions. Balances at US banks are insured by the Federal Deposit Insurance Corporation up to $250,000. Beginning December 31, 2010 and through December 31, 2012, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk for cash on deposit.  As of December 31, 2011, the Company had no uninsured cash amounts.

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS - Accounts receivable consists primarily of amounts due to the Company from normal business activities. The Company maintains an allowance for doubtful accounts to reflect the expected non-collection of accounts receivable based on past collection history and specific risks identified within the portfolio. If the financial condition of the customers were to deteriorate resulting in an impairment of their ability to make payments, or if payments from customers are significantly delayed, additional allowances might be required.

INVENTORIES - Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale and are stated at the lower of cost or market on the first-in, first-out (“FIFO”) method.  Inventories are considered available for resale when drop shipped and invoiced directly to a customer from a vendor, or when physically received by TransTech at a warehouse location.  The company records a provision for excess and obsolete inventory whenever an impairment has been identified. There is a $10,000 reserve for impaired inventory as of December 31, 2011 and September 30, 2011.

EQUIPMENT - Equipment consists of machinery, leasehold improvements, furniture and fixtures and software, which are stated at cost less accumulated depreciation and amortization. Depreciation is computed by the straight-line method over the estimated useful lives or lease period of the relevant asset, generally 3-10 years, except for leasehold improvements which are depreciated over 20 years.

INTANGIBLE ASSETS / INTELLECTUAL PROPERTY - The Company amortizes the intangible assets and intellectual property acquired in connection with the acquisition of TransTech, over sixty months on a straight - line basis, which was the time frame that the management of the Company was able to project forward for future revenue, either under agreement or through expected continued business activities.  Intangible assets and intellectual property acquired from RATLab are recorded likewise.

GOODWILL – Goodwill is the excess of cost of an acquired entity over the fair value of amounts assigned to assets acquired and liabilities assumed in a business combination. With the adoption of ASC 350, goodwill is not amortized, rather it is tested for impairment annually, and will be tested for impairment between annual tests if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Impairment testing for goodwill is done at a reporting unit level. Reporting units are one level below the business segment level, but are combined when reporting units within the same segment have similar economic characteristics. Under the criteria set forth by ASC 350, the Company has one reporting unit based on the current structure.  An impairment loss generally would be recognized when the carrying amount of the reporting unit’s net assets exceeds the estimated fair value of the reporting unit.  The Company performs annual assessments and has determined that no impairment is necessary.

LONG-LIVED ASSETS - The Company reviews its long-lived assets for impairment when changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Long-lived assets under certain circumstances are reported at the lower of carrying amount or fair value. Assets to be disposed of and assets not expected to provide any future service potential to the Company are recorded at the lower of carrying amount or fair value (less the projected cost associated with selling the asset). To the extent carrying values exceed fair values, an impairment loss is recognized in operating results.

FAIR VALUE OF FINANCIAL INSTRUMENTS - The Company has adopted FASB Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements”, for assets and liabilities measured at fair value on a recurring basis. Topic 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, establishes a framework for measuring fair value and expands disclosure about such fair value measurements. Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, Topic 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities.

Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

All cash and cash equivalents include money market securities and commercial paper that are considered to be highly liquid and easily tradable as of December 31, 2011. These securities are valued using inputs observable in active markets for identical securities and are therefore classified as Level 1 within our fair value hierarchy.

The carrying amounts of the Company’s financial assets and liabilities, such as cash, accounts receivable, inventory, accounts payable, taxes payable, accrued expenses and other current liabilities, approximate their fair values because of the short maturity of these instruments. The Company’s notes payable approximates the fair value of such instruments based upon management’s best estimate of interest rates that would be available to the Company for a similar financial arrangement at December 31, 2011.

In addition, Topic 820 expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value. The Company did not elect the fair value option for any of its qualifying financial instruments.

REVENUE RECOGNITION – TransTech revenue is derived from other products and services. Revenue is considered realized when the services have been provided to the customer, the work has been accepted by the customer and collectability is reasonably assured. Furthermore, if an actual measurement of revenue cannot be determined, we defer all revenue recognition until such time that an actual measurement can be determined. If during the course of a contract management determines that losses are expected to be incurred, such costs are charged to operations in the period such losses are determined. Revenues are deferred when cash has been received from the customer but the revenue has not been earned. The Company recorded deferred revenue of $0 as of December 31, 2011 and 2010, respectively.

STOCK BASED COMPENSATION - The Company has share-based compensation plans under which employees, consultants, suppliers and directors may be granted restricted stock, as well as options to purchase shares of Company common stock at the fair market value at the time of grant. Stock-based compensation cost is measured by the Company at the grant date, based on the fair value of the award, over the requisite service period. For options issued to employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit.  Grants of stock options and stock to non-employees and other parties are accounted for in accordance with the ASC 505.

INCOME TAXES - Income tax benefit is based on reported loss before income taxes. Deferred income taxes reflect the effect of temporary differences between asset and liability amounts that are recognized for financial reporting purposes and the amounts that are recognized for income tax purposes. These deferred taxes are measured by applying currently enacted tax laws where that company operates out of. The Company recognizes refundable and deferred assets to the extent that management has determined their realization. As of December 31, 2011 and September 30, 2011, the Company had refundable tax assets related to TransTech of $7,948 and $9,080, respectively.

NET LOSS PER SHARE – Under the provisions of ASC 260, “Earnings Per Share,” basic loss per common share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding for the periods presented. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would then share in the income of the Company, subject to anti-dilution limitations. The common stock equivalents have not been included as they are anti-dilutive. As of December 31, 2011, there were options outstanding for the purchase of 5,920,000 common shares, warrants for the purchase of 4,377,050 common shares, an undetermined number shares of common stock related to convertible debt, which could potentially dilute future earnings per share. As of December 31, 2010, there were options outstanding for the purchase of 4,955,000 common shares, warrants for the purchase of 1,133,333 common shares, 1,666,667 shares of common stock related to convertible debt, which could potentially dilute future earnings per share.

DIVIDEND POLICY - The Company has never paid any cash dividends and intends, for the foreseeable future, to retain any future earnings for the development of our business. Our future dividend policy will be determined by the board of directors on the basis of various factors, including our results of operations, financial condition, capital requirements and investment opportunities.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATION - Certain reclassifications have been made to the Company’s financial statements for prior periods to conform to the current presentation. These reclassifications had no effect on previously reported results of operations or retained earnings.

RECENT ACCOUNTING PRONOUNCEMENTS

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to our consolidated financial statements.

PRINCIPLES OF CONSOLIDATION - The consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries. Inter-Company items and transactions have been eliminated in consolidation.

CASH AND CASH EQUIVALENTS - The Company classifies highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash balances at various financial institutions. Balances at US banks are insured by the Federal Deposit Insurance Corporation up to $250,000. Beginning December 31, 2010 and through December 31, 2012, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk for cash on deposit.  As of September 30, 2011, the Company had no uninsured cash amounts.

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS - Accounts receivable consists primarily of amounts due to the Company from normal business activities. The Company maintains an allowance for doubtful accounts to reflect the expected non-collection of accounts receivable based on past collection history and specific risks identified within the portfolio. If the financial condition of the customers were to deteriorate resulting in an impairment of their ability to make payments, or if payments from customers are significantly delayed, additional allowances might be required.

INVENTORIES - Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale and are stated at the lower of cost or market on the first-in, first-out (“FIFO”) method.  Inventories are considered available for resale when drop shipped and invoiced directly to a customer from a vendor, or when physically received by TransTech at a warehouse location.  The company records a provision for excess and obsolete inventory whenever an impairment has been identified. There is no provision for impaired inventory as of September 30, 2011 and 2010.

EQUIPMENT - Equipment consists of machinery, leasehold improvements, furniture and fixtures and software, which are stated at cost less accumulated depreciation and amortization. Depreciation is computed by the straight-line method over the estimated useful lives or lease period of the relevant asset, generally 3-10 years, except for leasehold improvements which are depreciated over 20 years.

INTANGIBLE ASSETS / INTELLECTUAL PROPERTY - The Company amortizes the intangible assets and intellectual property acquired in connection with the acquisition of TransTech, over sixty months on a straight - line basis, which was the time frame that the management of the Company was able to project forward for future revenue, either under agreement or through expected continued business activities.  Intangible assets and intellectual property acquired from RATLab are recorded likewise.

GOODWILL – Goodwill is the excess of cost of an acquired entity over the fair value of amounts assigned to assets acquired and liabilities assumed in a business combination. With the adoption of ASC 350, goodwill is not amortized, rather it is tested for impairment annually, and will be tested for impairment between annual tests if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Impairment testing for goodwill is done at a reporting unit level. Reporting units are one level below the business segment level, but are combined when reporting units within the same segment have similar economic characteristics. Under the criteria set forth by ASC 350, the Company has one reporting unit based on the current structure.  An impairment loss generally would be recognized when the carrying amount of the reporting unit’s net assets exceeds the estimated fair value of the reporting unit.  The Company performs annual assessments and has determined that no impairment is necessary.

LONG-LIVED ASSETS - The Company reviews its long-lived assets for impairment when changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Long-lived assets under certain circumstances are reported at the lower of carrying amount or fair value. Assets to be disposed of and assets not expected to provide any future service potential to the Company are recorded at the lower of carrying amount or fair value (less the projected cost associated with selling the asset). To the extent carrying values exceed fair values, an impairment loss is recognized in operating results.

FAIR VALUE OF FINANCIAL INSTRUMENTS - The Company has adopted FASB Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements”, for assets and liabilities measured at fair value on a recurring basis. Topic 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, establishes a framework for measuring fair value and expands disclosure about such fair value measurements. Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, Topic 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities.

Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

All cash and cash equivalents include money market securities and commercial paper that are considered to be highly liquid and easily tradable as of September 30, 2011. These securities are valued using inputs observable in active markets for identical securities and are therefore classified as Level 1 within our fair value hierarchy.

The carrying amounts of the Company’s financial assets and liabilities, such as cash, accounts receivable, inventory, accounts payable, taxes payable, accrued expenses and other current liabilities, approximate their fair values because of the short maturity of these instruments. The Company’s notes payable approximates the fair value of such instruments based upon management’s best estimate of interest rates that would be available to the Company for a similar financial arrangement at September 30, 2011.

In addition, Topic 820 expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value. The Company did not elect the fair value option for any of its qualifying financial instruments.

REVENUE RECOGNITION – TransTech revenue is derived from other products and services. Revenue is considered realized when the services have been provided to the customer, the work has been accepted by the customer and collectability is reasonably assured. Furthermore, if an actual measurement of revenue cannot be determined, we defer all revenue recognition until such time that an actual measurement can be determined. If during the course of a contract management determines that losses are expected to be incurred, such costs are charged to operations in the period such losses are determined. Revenues are deferred when cash has been received from the customer but the revenue has not been earned. The Company recorded deferred revenue of $0 as of September 30, 2011 and 2010, respectively.

ADVERTISING COSTS - Advertising costs are expensed as incurred. Such costs generally consist of major industry trade shows cooperatively with vendors and some advertising in industry publications.   Advertising costs were insignificant during the years ended September 30, 2011 and 2010.

STOCK BASED COMPENSATION - The Company has share-based compensation plans under which employees, consultants, suppliers and directors may be granted restricted stock, as well as options to purchase shares of Company common stock at the fair market value at the time of grant. Stock-based compensation cost is measured by the Company at the grant date, based on the fair value of the award, over the requisite service period. For options issued to employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit.  Grants of stock options and stock to non-employees and other parties are accounted for in accordance with the ASC 505.

When stock options are granted, the fair value of each option grant is estimated on the date of grant using the Black-Scholes valuation model and the weighted assumptions noted in the following table:

	For the Years Ended September 30,
	2011	2010
Risk-free interest rate	3.34%	3.34%
Expected life	7.53 years	9.29 years
Dividend rate	0.00%	0.00%
Expected volatility	259%	259%

INCOME TAXES - Income tax benefit is based on reported loss before income taxes. Deferred income taxes reflect the effect of temporary differences between asset and liability amounts that are recognized for financial reporting purposes and the amounts that are recognized for income tax purposes. These deferred taxes are measured by applying currently enacted tax laws where that company operates out of. The Company recognizes refundable and deferred assets to the extent that management has determined their realization. As of September 30, 2011 and 2010, the Company had refundable tax assets related to TransTech of $9,080 and $8,581, respectively.

NET LOSS PER SHARE – Under the provisions of ASC 260, “Earnings Per Share,” basic loss per common share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding for the periods presented. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would then share in the income of the Company, subject to anti-dilution limitations. The common stock equivalents have not been included as they are anti-dilutive. As of September 30, 2011, there were options outstanding for the purchase of 6,920,000 common shares, warrants for the purchase of 4,377,050 common shares, an undetermined number shares of common stock related to convertible debt, which could potentially dilute future earnings per share. As of September 30, 2010, there were options outstanding for the purchase of 4,735,000 common shares, warrants for the purchase of 1,133,333 common shares, 1,666,667 shares of common stock related to convertible debt, which could potentially dilute future earnings per share.

DIVIDEND POLICY - The Company has never paid any cash dividends and intends, for the foreseeable future, to retain any future earnings for the development of our business. Our future dividend policy will be determined by the board of directors on the basis of various factors, including our results of operations, financial condition, capital requirements and investment opportunities.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATION - Certain reclassifications have been made to the Company’s financial statements for prior periods to conform to the current presentation. These reclassifications had no effect on previously reported results of operations or retained earnings.

 RECENT ACCOUNTING PRONOUNCEMENTS

Recent accounting pronouncements applicable to the Company are summarized below.

In April 2010,  the FASB issued  Accounting  Standard  Update  ("ASU")  2010-13, Compensation-Stock Compensation (Topic 718): Effect of Denominating the Exercise Price of a Share-Based  Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades - a consensus of the FASB Emerging Issues Task Force. The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. Earlier application is permitted.  The Company does not expect the provisions of ASU 2010-13 to have a material effect on the financial  position,  results of operations  or cash flows of the  Company. In March 2010, the FASB issued ASU No.2010-11, which is included in the Certification under ASC 815. This update clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements.  Only an embedded credit derivative that is related to the subordination of one financial instrument to another qualifies for the exemption.  This guidance became effective for the Company's interim and annual reporting periods beginning January 1, 2010. The adoption of this guidance did not have a material impact on the Company's financial statements.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to our consolidated financial statements.

DEVELOPMENT OF SPECTRUM PATTERN MATCHING TECHNOLOGY	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
DEVELOPMENT OF SPECTRUM PATTERN MATCHING TECHNOLOGY

The Company develops low-cost, high speed, light-based security and quality control solutions for use in homeland security, anti-counterfeiting, forgery/fraud prevention, brand protection and process control applications.  Its patent-pending technology uses controlled illumination with specific bands of light, to establish a unique spectral signature for both individual and classes of items.  When matched against existing databases, these spectral signatures allow precise identification and authentication of any item or substance.  This breakthrough optical sensing and data capture technology is called SPM. SPM technology can be miniaturized and is easily integrated into a variety of hand-held or fixed mount configurations, and can be combined in the same package as a bar-code or biometric scanner.

On September 6, 2011, the Company announced that it was issued US Patent No. 7,996,173, entitled “Method, Apparatus and Article to Facilitate Distributed Evaluation of Objects Using Electromagnetic Energy,” by the United States Office of Patents and Trademarks. Other patent applications remain pending.

On January 19, 2012, the Company announced that it was issued US Patent No. 8,081,304, entitled “Method, Apparatus and Article to Facilitate Evaluation of Objects Using Electromagnetic Energy” by the United States Office of Patents and Trademarks.

The Company is pursuing an aggressive patent strategy to expand our unique intellectual property. As of February 6, 2012, the Company had three family patent applications filed with the U.S. Patent Office and one patent pending in Japan.

LICENSE AGREEMENT WITH JAVELIN LLC (“Javelin”)

On January 3, 2011, the Company signed a Commercial License Agreement (“License Agreement”) with Seattle based Javelin for development of environmental diagnostic applications of our SPM technology.

The License Agreement, which is exclusive for environmental applications, is perpetual and lasts until the Visualant IP expires. It provides for payments of 5% of Javelin’s revenues, a royalty of $15,000 in year one (paid), a royalty of $20,000 in year two (paid) and increasing to $47,407 in year five and profit sharing of 25% of license or transfer of technology. Javelin has certain performance milestones by year 3. The License Agreement can be terminated by Visualant for failure of Javelin to meet the performance milestones and by Javelin with thirty days' notice.

ACQUISITION OF RATLab LLC (“RATLab”)

On June 7, 2011, the Company closed the acquisition of all Visualant related assets of the RATLab LLC.

The RATLab is a Seattle based research and development laboratory created by Dr. Tom Furness, founder and Director of the HITLab International, with labs at Seattle, University of Canterbury in New Zealand, and the University of Tasmania in Australia.

The RATLab is guided by Dr. Tom Furness and Dr. Brian Schowengerdt, a research scientist in the field of optics and vision science, who developed the Spectral Pattern Matching (“SPM”) technology under contract for Visualant.

With this acquisition, the Company consolidated all intellectual property relating to the SPM technology.  In addition to its current authentication and security applications of SPM, the Company now owns all other applications, including the important fields of medicine, agriculture, and the environment, and has begun the creation of the Visualant Laboratory.

Following the closing of this asset acquisition transaction, Dr. Tom Furness and Dr. Brian Schowengerdt have continued to provide technology leadership to the Company.

The Company acquired the Visualant related assets of the RATLab for the following consideration:

a.         One million shares (1,000,000) of our common stock at closing valued at twenty cents ($0.20) per share, the price during the negotiation of this agreement.

b.         Two hundred and fifty thousand dollars ($250,000), with one hundred thousand dollars ($100,000) paid at closing and one hundred and fifty thousand dollars ($150,000) to be paid no later than the first anniversary of closing.

c.         The outstanding promissory note owing to Tom Furness in the amount of $65,000 with accrued interest of $24,675 was paid at closing.

The Company develops low-cost, high speed, light-based security and quality control solutions for use in homeland security, anti-counterfeiting, forgery/fraud prevention, brand protection and process control applications.  Its patent-pending technology uses controlled illumination with specific bands of light, to establish a unique spectral signature for both individual and classes of items.  When matched against existing databases, these spectral signatures allow precise identification and authentication of any item or substance.  This breakthrough optical sensing and data capture technology is called SPM. SPM technology can be miniaturized and is easily integrated into a variety of hand-held or fixed mount configurations, and can be combined in the same package as a bar-code or biometric scanner.

After years of development, on September 6, 2011, the Company announced that we were issued US Patent No. 7,996,173, entitled “Method, Apparatus and Article to Facilitate Distributed Evaluation of Objects Using Electromagnetic Energy,” by the United States Office of Patents and Trademarks. This is the Company’s first patent covering our SPM technology.  The Company is pursuing an aggressive patent strategy to expand our unique intellectual property. As of November 29, 2011, the Company had four family patent applications filed with the U.S. Patent Office and one patent pending in Japan.

LICENSE AGREEMENT WITH JAVELIN LLC

On January 3, 2011, the Company signed a Commercial License Agreement (“License Agreement”) with Seattle based Javelin  for development of environmental diagnostic applications of its SPM technology.

The License Agreement, which is exclusive for environmental applications, is perpetual and lasts until the Visualant IP expires. It provides for payments of 5% of Javelin’s revenues, a royalty of $15,000 in year one (which was prepaid) and increasing to $47,407 in year five and profit sharing of 25% of license or transfer of technology. Javelin has certain performance milestones by year 2 and 3. The License Agreement can be terminated by Visualant for failure of Javelin to meet the performance milestones and by Javelin with thirty days notice.

ACQUISITION OF RATLab

On June 7, 2011, the Company closed the acquisition of all Visualant related assets of the RATLab LLC.

The RATLab is a Seattle based research and development laboratory created by Dr. Tom Furness, founder and Director of the HITLab International, with labs at Seattle, University of Canterbury in New Zealand, and the University of Tasmania in Australia.

Guided by Dr. Tom Furness and Dr. Brian Schowengerdt, a research scientist in the field of optics and vision science, who developed the Spectral Pattern Matching (“SPM”) technology under contract for Visualant.

With this acquisition, the Company will consolidate all intellectual property relating to the SPM technology.  In addition to its current authentication and security applications of SPM, the Company will now own all other applications including the important fields of medicine, agriculture, and the environment and begin the creation of the Visualant Laboratory.

Upon the closing of this asset acquisition transaction, Dr. Tom Furness and Dr. Brian Schowengerdt will continue to provide technology leadership to us, under terms that are still subject to negotiation.

The Company acquired the Visualant related assets of the RATLab for the following:

a.         One million shares (1,000,000) of our common stock at closing valued at twenty cents ($0.20) per share, the price during the negotiation of this agreement.

b.         Two hundred and fifty thousand dollars ($250,000), with one hundred thousand dollars ($100,000) payable at closing and one hundred and fifty thousand dollars ($150,000) to be paid no later than the first anniversary of closing.

c.         The outstanding promissory note owing to Tom Furness in the amount of $65,000 with accrued interest of $24,675 was paid at closing.

PROPOSED ACQUISITION OF EAGLE

On June 27, 2011, the Company announced that it signed a new Letter of Intent to Eagle (www.eagletechnologiesusa.com) of Brea, California.

On September 15, 2011, the Company announced that it had signed an amendment to the Letter of Intent, extending the closing date to December 31, 2011.

Eagle, founded by card industry leaders Greg and Ryan Hawkins and Jeff Fulmer in 2008, has rapidly emerged as a premier provider of blank PVC and polyester composite cards to the identification market.  If this acquisition is completed as anticipated, it is hoped that Eagle will provide an immediate additional $1 million in annual revenue to Visualant and is projected to grow to $3 to $4 million in revenues over the next two years as Eagle increases the range and technical sophistication of its product line.

If this acquisition is completed, the Company will continue with its strategic initiative to consolidate relevant security and authentication assets.  At the same time, the Company will provide Eagle and its management the human and capital resources necessary to rapidly accelerate its growth. Upon the closing of this acquisition, the Eagle team will continue to manage Eagle with full profit and loss responsibility.

Under the terms of the Letter of Intent, Eagle will be acquired for $1 million, consisting of 1.2 million shares of restricted VSUL common stock valued at $.4167 per share, the price during the period of the negotiations, and a promissory note in the amount of $500,000 payable as follows:

1)	$150,000 will be paid in cash to Seller on the earlier of the one-year anniversary of the closing date of the Acquisition or upon the closing of more than Two Million Five Hundred Thousand in financing.

2)	$150,000 will be paid in cash to Seller on the earlier of the two-year anniversary of the closing date of the Acquisition or upon the closing of more than Five Million in aggregate financing since closing.

3)	$200,000 on the earlier of the third anniversary of closing date of the Acquisition or upon the closing of more than Seven Million Five Hundred Thousand in aggregate financing since closing.

The promissory note is collateralized by the stock and assets of Eagle until paid in full. In addition, consideration will be provided post closing to the ownership and senior management in Eagle in form of the creation of a bonus pool.  The bonus pool will be comprised of one million shares of VSUL common stock which shall be escrowed at closing and released to Eagle ownership and management if they generate $4 million in cash flow positive gross revenues within two years of closing of this transaction. The shares shall be distributed at the sole discretion of the ownership and senior management of Eagle.

The letter of intent is subject to (i) approval of the acquisition by the Board of Visualant and Eagle; (ii) completion of due diligence; and (iii) agreement to customary terms and conditions; and resolution of outstanding litigation. The acquisition is expected to close by August 30, 2011.

ACQUISITION OF TRANSTECH	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
ACQUISITION OF TRANSTECH

The Company closed the acquisition of TransTech of Aurora, Oregon on June 8, 2010. On this date, the Company entered into a Stock Purchase, Security and Stock Pledge Agreements which are included as Exhibits to the Form 10-Q filed with the SEC on August 12, 2010.

TransTech, founded in 1994, is a distributor of access control and authentication systems serving the security and law enforcement markets.   With recorded revenues of $9.1 million in 2011, TransTech has a respected national reputation for outstanding product knowledge, sales and service excellence.

As a result of this acquisition the Company expects to accelerate market entry and penetration through the acquisition of TransTech’s well-operated and positioned distributors of security and authentication systems, thus creating a natural distribution channel for products featuring our proprietary SPM technology.

The Company acquired its 100% interest in TransTech by issuing a Promissory Note (“Note”) to James Gingo, the President of TransTech, in the amount of $2,300,000, plus interest at the rate of three and one-half percent (3.5%) per annum from the date of the Note. The Note is secured by a security interest in the stock and assets of TransTech, and is payable over a period of three years.

On June 8, 2010, the Company issued a total of 3,800,000 shares of restricted common stock of the Company to James Gingo, Jeff Kruse and Steve Waddle, executives of TransTech, and Paul R. Bonderson Jr., a TransTech investor.  The parties valued the shares in this transaction at $76,000 or $0.02 per share, the closing bid price during negotiations.

The results of operations of TransTech were included in the Consolidated Statements of Operations for the period June 9, 2010 to December 31, 2011.

The Company closed the acquisition of TransTech of Aurora, Oregon on June 8, 2010. On this date, the Company entered into a Stock Purchase, Security and Stock Pledge Agreements which are included as Exhibits to the Form 10-Q filed with the SEC on August 12, 2010.

TransTech, founded in 1994, is a distributor of access control and authentication systems serving the security and law enforcement markets.   With recorded revenues of $10 million in 2009, TransTech has a respected national reputation for outstanding product knowledge, sales and service excellence.

This acquisition is expected to accelerate market entry and penetration through the acquisition of well-operated and positioned distributors of security and authentication systems like TransTech, thus creating a natural distribution channel for products featuring the company’s proprietary SPM technology.

The Company acquired its 100% interest in TransTech by issuing a Promissory Note (“Note”) to James Gingo, the President of TransTech, in the amount of $2,300,000, plus interest at the rate of three and one-half percent (3.5%) per annum from the date of the Note. The Note is secured by a security interest in the stock and assets of TransTech, and is payable over a period of three (3) years as follows:

(i)        The sum of $650,000, the amount of any accrued interest due on the Bonderson debt of $600,000 owed by James Gingo to the Bonderson Family Living Trust (“Bonderson Debt”) and interest on the unpaid balance, shall be paid to Seller on the earlier of: (A) the one (1) year anniversary of the closing date; or (B) on the closing of $2,500,000 or more in aggregate financing (whether debt, equity or some combination thereof) after the closing date;

(ii)       The sum of $650,000, the amount of any accrued interest due on the Bonderson debt owed by James Gingo and interest on the unpaid balance shall be paid to Seller on the earlier of: (A) the two (2) year anniversary of the closing date; or (B) on the closing of $5,000,000 or more in aggregate financing (whether debt, equity or some combination thereof) after the closing date; and

(iii)      The remaining balance of the Note and interest thereon shall be paid to Seller on the earlier of: (A) the three year anniversary of the closing date; or (B) on the closing of $7,500,000 or more in aggregate financing (whether debt, equity or some combination thereof) after the closing date.

On June 8, 2010, the Company issued a total of 3,800,000 shares of restricted common stock of the Company to James Gingo, Jeff Kruse and Steve Waddle, executives of TransTech, and Paul Bonderson, a TransTech investor.  The parties valued the shares in this transaction at $76,000 or $0.02 per share, the closing bid price during negotiations.

The cost to acquire these assets has been preliminarily allocated to the assets acquired according to estimated fair values and is subject to adjustment when additional information concerning asset valuations is finalized, but no later than June 8, 2011. The allocation was as follows:

Common stock	$76,000
Notes payable	2,300,000
Accounts receivable, net	(755,836)
Inventories	(444,105)
Equipment, net	(590,955)
Other assets	(141,870)
Accounts payable - trade	921,183
Notes payable - current portion of long term debt	499,680
Other liabilities	103,193

Total purchase price	$1,967,290

Portion allocated to identifiable intangible assets	$983,645
Portion allocated to goodwill	983,645

Total	$1,967,290

The results of operations of TransTech were included in the Consolidated Statements of Operations for the period June 9, 2010 to September 30, 2011.

The pro-forma financial data for the acquisition for the year ended September 30, 2010, were as follows:

	As Reported Year Ended September 30, 2010	Pre-Acquisition Operations of TransTech Systems, Inc. October 1, 2009 - June 8, 2010	Pro Forma Year Ended September 30, 2010

Revenue	$2,542,627	$5,601,164	$8,143,791
Net loss per common share	(1,148,920)	(65,071)	(1,213,991)
Net loss per common share	(0.04)		(0.04)

There were no material, nonrecurring items included in the reported the pro-forma results.

ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION

Accounts receivable were $753,048 and $823,724, net of allowance, as of December 31, 2011 and September 30, 2011, respectively. The Company had no customers in excess of 10% of our consolidated revenues for the three months ended December 31, 2011. The Company has no customers with accounts receivable in excess of 10% as of December 31, 2011. The Company does expect to have customers with consolidated revenues or accounts receivable balances of 10% of total accounts receivable in the foreseeable future.

Accounts receivable were $823,724 and $883,567, net of allowance, as of September 30, 2011 and 2010, respectively. The Company had two customers (12.6% and 11.0%) in excess of 10% of our consolidated revenues for the period October 1, 2010- September 30, 2011. The Company had no customers with accounts receivable in excess of 10% as of September 30, 2011. The Company does expect to have customers with revenues or a receivable balance of 10% of total accounts receivable in the foreseeable future.

INVENTORIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
INVENTORIES

Fixed assets, net of accumulated depreciation, were $506,040 and $522,668 as of December 31, 2011 and September 30, 2011, respectively. Accumulated depreciation was $571,137 and $554,884 as of December 31, 2011 and September 30, 2011, respectively. Total depreciation expense was $15,546 and $21,293 for the three months ended December 31, 2011 and 2010, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses

Property and equipment as of December 31, 2011 was comprised of the following:

	Estimated	December 31, 2011
	Useful Lives	Purchased	Capital Leases	Total

Machinery and equipment	3-10 years	$134,241	$87,039	$221,280
Leasehold improvements	20 years	600,000	-	$600,000
Furniture and fixtures	3-10 years	45,676	101,260	$146,936
Software and websites	3- 7 years	64,112	44,849	$108,961
Less: accumulated depreciation		(383,992)	(187,145)	$(571,137)
		$460,037	$46,003	$506,040

Inventories were $454,588 and $622,770 as of September 30, 2011 and 2010, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There is no provision for impaired inventory as of September 30, 2011 and 2010.

FIXED ASSETS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
FIXED ASSETS

Fixed assets, net of accumulated depreciation, were $506,040 and $522,668 as of December 31, 2011 and September 30, 2011, respectively. Accumulated depreciation was $571,137 and $554,884 as of December 31, 2011 and September 30, 2011, respectively. Total depreciation expense was $15,546 and $21,293 for the three months ended December 31, 2011 and 2010, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses

Property and equipment as of December 31, 2011 was comprised of the following:

	Estimated	December 31, 2011
	Useful Lives	Purchased	Capital Leases	Total

Machinery and equipment	3-10 years	$134,241	$87,039	$221,280
Leasehold improvements	20 years	600,000	-	$600,000
Furniture and fixtures	3-10 years	45,676	101,260	$146,936
Software and websites	3- 7 years	64,112	44,849	$108,961
Less: accumulated depreciation		(383,992)	(187,145)	$(571,137)
		$460,037	$46,003	$506,040

Fixed assets, net of accumulated depreciation, was $522,668 and $588,060 as of September 30, 2011 and 2010, respectively. Accumulated depreciation was $554,884 and $599,784 as of September 30, 2011 and 2010, respectively. Total depreciation expense, was $79,355 and $24,025 for the years ended September 30, 2011 and 2010, respectively. The results of operations of TransTech were included in the Consolidated Statements of Operations for the period June 9, 2010 to September 30, 2011. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

Property and equipment as of September 30, 2011 was comprised of the following:

	Estimated	September 30, 2011
	Useful Lives	Purchased	Capital Leases	Total

Machinery and equipment	3-10 years	$134,616	$87,039	$221,655
Leasehold improvements	20 years	600,000	-	600,000
Furniture and fixtures	3-10 years	45,676	101,260	146,936
Software and websites	3- 7 years	64,112	44,849	108,961
Less: accumulated depreciation		(374,021)	(180,863)	(554,884)
		$470,383	$52,285	$522,668

Property and equipment as of September 30, 2010 was comprised of the following:

	Estimated	September 30, 2010
	Useful Lives	Purchased	Capital Leases	Total

Machinery and equipment	3-10 years	$211,131	$87,038	$298,169
Leasehold improvements	20 years	600,000	-	600,000
Furniture and fixtures	3-10 years	71,758	101,260	173,018
Software and websites	3- 7 years	69,403	47,254	116,657
Less: accumulated depreciation		(442,977)	(156,807)	(599,784)
		$509,315	$78,745	$588,060

INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
INTANGIBLE ASSETS

Intangible assets as of December 31, 2011 and September 30, 2011 consisted of the following:

	Estimated	December 31,	September 30,
	Useful Lives	2011	2011

Customer contracts	5 years	$1,433,645	$1,433,645
Less: accumulated amortization		(362,237)	(290,555)
Intangible assets, net		$1,071,408	$1,143,090

Total amortization expense was $71,682 and $49,182 for the three months ended December 31, 2011 and 2010, respectively.

The fair value of the TransTech intellectual property acquired was $983,645, estimated by using a discounted cash flow approach based on future economic benefits associated with agreements with customers, or through expected continued business activities with its customers. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

The fair value of the RATLab intellectual property acquired was $450,000 estimated by using a discounted cash flow approach based on future economic benefits associated with agreements with customers, or through expected continued business activities with its customers. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

Intangible assets as of September 30, 2011 and 2010 consisted of the following:

	Estimated	September 30,	September 30,
	Useful Lives	2011	2010

Customer contracts	5 years	$1,433,645	$983,645
Less: accumulated amortization		(290,555)	(65,576)
Intangible assets, net		$1,143,090	$918,069

Total amortization expense was $224,979 and $65,576 for the years ended September 30, 2011 and 2010, respectively.

The fair value of the TransTech intellectual property acquired was $983,645, estimated by using a discounted cash flow approach based on future economic benefits associated with agreements with customers, or through expected continued business activities with its customers. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

The fair value of the RATLab intellectual property acquired was $450,000 estimated by using a discounted cash flow approach based on future economic benefits associated with agreements with customers, or through expected continued business activities with its customers. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

ACCOUNTS PAYABLE	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
ACCOUNTS PAYABLE

Accounts payable were $1,241,375 and $1,206,100 as of December 31, 2011 and September 30, 2011, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company.  The Company had three vendors (25.0%, 23.9% and 17.1%) with accounts payable in excess of 10% as of December 31, 2011. The Company does expect to have vendors with accounts payable balances of 10% of total accounts payable in the foreseeable future.

Accounts payable were $1,206,101 and $1,432,074 as of September 30, 2011 and 2010, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company.  The Company had four vendors with accounts payable in excess of 10% as of September 30, 2011. The Company does expect to have vendors with accounts payable balances of 10% of total accounts payable in the foreseeable future.

CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
CONVERTIBLE NOTES PAYABLE

On May 19, 2011, the Company entered into a Securities Purchase Agreement (“Agreement”) with Gemini Master Fund, Ltd. and Ascendiant Capital Partners, LLC  (“Investors”) pursuant to which the Company issued $1.2 million in principal amount of 10% convertible debentures due May 1, 2012, together with 5-year warrants to purchase 2,400,000 shares of the Company’s common stock. The purchase price for the debentures was 83.3% of the face amount, resulting in the Company receiving $1.0 million, less legal fees, placement agent fees and expenses as set forth below. On September 8, 2011, Gemini converted $25,000 and interest of $760 into 311,516 shares of common stock at $.0827 per share. On October 21, 2011, Gemini converted $100,000 and interest of $4,247 into 2,619.261 shares of common stock at $.04 per share. The Company expensed $23,372 during the three months December 31, 2011.

The financing, led by Gemini Strategies LLC of San Diego, CA and New York, and Ascendiant Capital Partners LLC of Irvine, CA, provided capital for Visualant to continue with the execution of its strategic plans, including the market development of its SPM technology.

Under the terms of the Agreement, the debentures, including the amount of accrued interest thereon, are convertible at the option of the holder into shares of the Company’s common stock at a conversion price equal to the lesser of (i) $0.50 per share, or (ii) 70% of the average of the three lowest prices during the 20 trading days preceding the conversion date, subject to a floor conversion price of $0.35 per share, provided that the Company pays to the holder a compensatory amount in cash to adjust for the difference between and the conversion price and $0.35 per share. The warrants for 2.4 million shares are exercisable at a price of $0.50 per share for five years. The Agreement also provides for an additional $1.0 million investment option by the Investors to purchase an additional $1.2 million in aggregate principal amount of debentures on or before the one-year anniversary date of the Agreement.  The conversion price of these additional debentures is equal to the lesser of (i) $1.00 per share, or (ii) 70% of the average of the three lowest prices during the 20 trading days preceding the conversion date, subject to a floor conversion price of $0.70 per share subject to adjustment. The Company agreed to file a registration statement on form S-1 to register the resale of all shares issuable in connection with the convertible debentures and warrants and have it declared effective within ninety days of the closing of the transaction.

The Company paid legal fees and expenses in the amount of $12,500. Visualant also paid $80,000 or 8.0% of the cash received and issued a five-year warrant for 192,000 shares in placement agent fees to Ascendiant Capital Markets LLC.

We filed a registration statement on Form S-1, which was declared effective on August 29, 2011, to register 15,340,361 shares of our common stock, including (i) up to 3,600,000 shares of our common stock for Gemini issuable on  conversion and 1,800,000 shares of our common stock issuable upon exercise of a warrant issued to Gemini and (ii) up to 1,200,000 shares of our common stock for Ascendiant issuable on conversion and  792,000 shares of our common stock issuable upon exercise of a warrant issued to Ascendiant.  Since the effective date of the registration statement, 2,930,777 shares of our common stock have been issued thus far to Gemini on conversion of a portion of the convertible debentures.

The conversion of the convertible notes payable and the related warrants will likely require the Company to file an additional registration statement and  will likely result in a dilution of the value of the our common shares for all shareholders.

The Agreement may be terminated by the Investors under certain conditions. The Agreement also contains certain representations and warranties of Visualant and the Investors, including customary investment-related representations provided by the Investors, as well as acknowledgements by the Investors that it has reviewed certain disclosures of the Company (including the periodic reports that the Company has filed with the SEC) and that the Company’s issuance of the shares has not been registered with the SEC or qualified under any state securities laws.  We provided customary representations regarding, among other things, its organization, capital structure, subsidiaries, disclosure reports, absence of certain legal or governmental proceedings, financial statements, tax matters, insurance matters, real property and other assets, and compliance with applicable laws and regulations.  The Investor’s representations and warranties are qualified in their entirety (to the extent applicable) by the Company’s disclosures in the reports it files with the SEC.  We also delivered confidential disclosure schedules qualifying certain of its representations and warranties in connection with executing and delivering the Agreement.

On December 7, 2009, the Company obtained $250,000 of financing from Coach Capital (“Coach”) pursuant to a Convertible Promissory Note. Interest accrues at 8% and the $250,000 may be converted into common stock on November 27, 2010 at $0.15 per share or 1,666,667 shares.  This financing placed certain restrictions on the Company In addition, Coach received warrants to purchase 833,333 shares of the Company’s common stock at $0.15 per share.  The warrant expires 3 years from the date of issuance. On April 1, 2011, Coach converted $250,000 and interest of $28,758 into 1,858,387 shares of common stock. On May 31, 2011, Coach exercised its warrant and received 833,333 shares of common stock.

Upon issuing the Note to Coach, the Company recognized the note and warrants based on their relative fair values of $250,000 and $81,000, respectively.  The fair value of the note was determined using the Black-Scholes option pricing model. The relative fair value of the warrants was classified as a component of additional paid-in capital with the corresponding amount reflected as a contra-liability to the debt.  The fair value of the warrants was determined using the Black Scholes model, assuming a term of three years, volatility of 267%, no dividends, and a risk-free interest rate of 1.34%.

On July 14, 2010, November 9, 2010 and January 3, 2011 the Company obtained $50,000 of financing from Asher Enterprises, Inc. (“Asher”) pursuant to a Securities Purchase Agreement and Convertible Promissory Note. Interest is accrued at 8% and the $50,000 is convertible into restricted common stock on or before April 19, 2011, August 11, 2011and September 30, 2011 at Asher’s request at a 39% discount to the three lowest close bid prices during the ten days prior to conversion.   This financing places certain restrictions on the Company. The Company expensed $960 during the year ended September 30, 2011.  On February 14 and 17, 2011, Asher converted $50,000 into 173,378 shares of common stock at $.2884 per share.  On May 20, 24 and 26, 2011, Asher converted $50,000 into 296,130 shares of common stock at $.169 per share. On July 14, 17 and 20, 2011, Asher converted $50,000 into 491,506 shares of common stock at $.102 per share.

On May 19, 2011, the Company entered into a Securities Purchase Agreement (“Agreement”) with Gemini Master Fund, Ltd. and Ascendiant Capital Partners, LLC  (“Investors”) pursuant to which the Company issued $1.2 million in principal amount of 10% convertible debentures due May 1, 2012, together with 5-year warrants to purchase 2,400,000 shares of the Company’s common stock. The purchase price for the debentures was 83.3% of the face amount, resulting in the Company receiving $1.0 million, less legal fees, placement agent fees and expenses as set forth below. On September 8, 2011, Gemini converted $25,000 and interest of $760 into 311,516 shares of common stock at $.0827 per share. On October 21, 2011, Gemini converted $100,000 and interest of $4,247 into 2,619.261 shares of common stock at $.04 per share. The Company expensed $43,129 during the year ended September 30, 2011.

The financing, led by Gemini Strategies LLC of San Diego, CA and New York, and Ascendiant Capital Partners LLC of Irvine, CA, provides capital for Visualant to continue with the execution of its strategic plans, including the funding of its planned acquisitions and the market development of its Spectral Pattern Matching Technology.

Under the terms of the Agreement, the debentures, including the amount of accrued interest thereon, are convertible at the option of the holder into shares of the Company’s common stock at a conversion price equal to the lesser of (i) $0.50 per share, or (ii) 70% of the average of the three lowest prices during the 20 trading days preceding the conversion date, subject to a floor conversion price of $0.35 per share, provided that the Company pays to the holder a compensatory amount in cash to adjust for the difference between and the conversion price and $0.35 per share. The warrants for 2.4 million shares are exercisable at a price of $0.50 per share for five years. The Agreement also provides for an additional $1.0 million investment option by the Investors to purchase an additional $1.2 million in aggregate principal amount of debentures on or before the one-year anniversary date of the Agreement.  The conversion price of these additional debentures is equal to the lesser of (i) $1.00 per share, or (ii) 70% of the average of the three lowest prices during the 20 trading days preceding the conversion date, subject to a floor conversion price of $0.70 per share subject to adjustment. The Company has agreed to file a registration statement on form S-1 to register the resale of all shares issuable in connection with the convertible debentures and warrants and have it declared effective within ninety days of the closing of the transaction.

The Company paid legal fees and expenses in the amount of $12,500. Visualant also paid $80,000 or 8.0% of the cash received and issued a five-year warrant for 192,000 shares in placement agent fees to Ascendiant Capital Markets LLC.

We filed a registration statement on Form S-1, which was declared effective on August 29, 2011, to register 15,340,361 of our common stock, including (i) up to 3,600,000 shares of our common stock for Gemini issuable on conversion and 1,800,000 shares of our common stock issuable upon exercise of a warrant issued to Gemini and (ii) up to 1,200,000 shares of our common stock for Ascendiant issuable on conversion and 792,000 shares of our common stock issuable upon exercise of a warrant issued to Ascendiant. Since the effective date of the registration statement, 2,930,777 shares of our common stock have been issued thus far to Gemini on conversion of a portion of the convertible debentures.

The conversion of the convertible notes payable and the related warrants will likely require the Company to file an additional registration statement and will likely result in a dilution of the value of the our common shares for all shareholders.

The Agreement may be terminated by the Investors under certain conditions. The Agreement also contains certain representations and warranties of Visualant and the Investors, including customary investment-related representations provided by the Investors, as well as acknowledgements by the Investors that it has reviewed certain disclosures of the Company (including the periodic reports that the Company has filed with the SEC) and that the Company’s issuance of the shares has not been registered with the SEC or qualified under any state securities laws.  We provided customary representations regarding, among other things, its organization, capital structure, subsidiaries, disclosure reports, absence of certain legal or governmental proceedings, financial statements, tax matters, insurance matters, real property and other assets, and compliance with applicable laws and regulations.  The Investor’s representations and warranties are qualified in their entirety (to the extent applicable) by the Company’s disclosures in the reports it files with the SEC.  We also delivered confidential disclosure schedules qualifying certain of its representations and warranties in connection with executing and delivering the Agreement.

NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT

Notes payable, capitalized leases and long term debt as of December 31, 2011 and September 30, 2011 consisted of the following:

	December 31,	September 30,
	2011	2011

BFI Finance Corp Secured Credit Facility	$578,483	$506,377
TransTech capitalized leases, net of capitalized interest	27,770	31,216
Related party notes payable-
James Gingo Promissory Note	1,650,000	1,650,000
RATLab LLC	150,000	150,000
Bradley E. Sparks	73,228	73,228
Lynn Felsinger	82,000	82,000
Ronald P. Erickson and affiliated parties	58,952	58,952
Total debt	2,620,433	2,551,773
Less current portion of long term debt	(1,608,725)	(1,537,191)
Long term debt	$1,011,708	$1,014,582

BFI Finance Corp Secured Credit Facility

On December 9, 2008 TransTech entered into a $1,000,000 secured credit facility with BFI Finance Corp to fund its operations.  The rate is prime interest + 2.5%, with a floor for prime interest of 5.5%.  On December 12, 2011, the secured credit facility was renewed for 6 months, with a floor for Prime of 4.5%. The eligible borrowing is based on 80% of eligible trade accounts receivable, not to exceed $700,000, and 35% of inventory value, not to exceed $300,000, for a total cap of $1,000,000. As of December 31, 2011, the outstanding balance under this facility was $578,483. The secured credit facility is guaranteed by James Gingo, the President of TransTech.

Capitalized Leases

TransTech has capitalized leases for equipment. The leases have a remaining lease term of 3-43 months. The aggregate future minimum lease payments under capital leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended December 31,	Total
2012	$16,062
2013	11,378
2014	3,312
2015	1,932
2016	0
Total	32,684
Less current portion of capitalized leases	(4,914)
Long term capital leases	$27,770

The imputed interest rate in the capitalized leases is approximately 10.5%.

Related Party Notes Payable

The Company acquired its 100% interest in TransTech by issuing a Promissory Note (“Note”) to James Gingo, the President of TransTech, in the amount of $2,300,000, plus interest at the rate of three and one-half percent (3.5%) per annum from the date of the Note. The Note is secured by a security interest in the stock and assets of TransTech, and is payable over a period of three (3) years as follows:

(i)        The sum of $650,000, the amount of any accrued interest due on the Bonderson debt of $600,000 owed by James Gingo to the Bonderson Family Living Trust (“Bonderson Debt”) and interest on the unpaid balance, shall be paid to Seller on the earlier of: (A) the one (1) year anniversary of the closing date; or (B) on the closing of $2,500,000 or more in aggregate financing (whether debt, equity or some combination thereof) after the closing date.  On June 8, 2011, the Company paid $650,000 and accrued interest of $80,500 to Mr. Gingo.

(ii)       The sum of $650,000, the amount of any accrued interest due on the Bonderson debt owed by James Gingo and interest on the unpaid balance shall be paid to Seller on the earlier of: (A) the two (2) year anniversary of the closing date; or (B) on the closing of $5,000,000 or more in aggregate financing (whether debt, equity or some combination thereof) after the closing date; and

(iii)      The remaining balance of the Note and interest thereon shall be paid to Seller on the earlier of: (A) the three year anniversary of the closing date; or (B) on the closing of $7,500,000 or more in aggregate financing (whether debt, equity or some combination thereof) after the closing date.

On February 27, 2007, the Company entered into a demand note with former CEO and President, Bradley E. Sparks totaling $50,000 plus loan fees of $750.  As of December 31, 2011, the outstanding note payable totaled $50,750 consisting of the note payable to Mr. Sparks.  Interest expense accrues on the note at a rate of 18% per annum.  Accrued interest of $44,449 as of September 30, 2011 on the note payable is recorded in the balance sheet in accrued expenses and other liabilities.

Any delays in repayment of the principal and accrued interest on the note payable upon demand result in a penalty interest rate of 30% per annum.  The interest due to Mr. Sparks became in arrears on February 16, 2008 and has not been paid as of the date of this filing.

On September 30, 2009, the Company entered into a second demand note with former CEO and President, Bradley E. Sparks totaling $22,478.  As of September 30, 2011, the outstanding note payable totaled $22,478 consisting of the note payable to Mr. Sparks.  Interest expense accrues on the note at a rate of 8% per annum, with a default interest rate of 12%.  Accrued interest of $4,050 as of December 31, 2011 on the notes payable is recorded in the balance sheet in accrued expenses and other liabilities.

On April 30, 2009, accounts payable owed to Lynn Felsinger, a consultant, totaling $82,000 was converted into a demand note. Ms. Felsinger has not demanded repayment of the note as of the date of this filing.

Mr. Ronald Erickson, our Chief Executive Officer, converted outstanding debt with accrued interest in the amount of $152,971 into 1,019,806 shares of common stock of the Company valued at $0.15 per share on March 27, 2009. In addition, an affiliate of Mr. Erickson’s, Juliz I Limited Partnership, loaned the Company operating funds during fiscal 2009.  The balance outstanding at September 30, 2011 is $34,630 plus interest of $8,327.  Additionally, Mr. Erickson incurred expenses on behalf of the Company for a total of $24,322 during the 2009 fiscal year.  This balance was converted into a loan as of September 30, 2009 which bears interest at 8%.  Accrued interest was $4,382 as of December 31, 2011.

Aggregate maturities for notes payable, capitalized leases and long term debt by year are as follows:

Years Ended December 31,	Total
2012	$1,608,725
2013	1,007,252
2014	2,814
2015	1,642
2016	0
Total	$2,620,433

Notes payable, capitalized leases and long term debt as of September 30, 2011 and 2010 consisted of the following:

	September 30,	September 30,
	2011	2010

BFI Finance Corp Secured Credit Facility	$506,377	$643,334
TransTech capitalized leases, net of capitalized interest	31,216	54,437
Related party notes payable-
James Gingo Promissory Note	1,650,000	2,300,000
RATLAB	150,000	-
Bradley E. Sparks	73,228	50,750
Lynn Felsinger	82,000	82,000
Ronald P. Erickson and affiliated parties	58,952	58,952
Total debt	2,551,773	3,189,473
Less current portion of long term debt	(1,537,191)	(1,513,495)
Long term debt	$1,014,582	$1,675,978

BFI Finance Corp Secured Credit Facility

On December 9, 2008 TransTech entered into a $1,000,000 secured credit facility with BFI Finance Corp to fund its operations.  The rate is prime interest + 2.5%, with a floor for prime interest of 5.5%.  On June 12, 2011, the secured credit facility was renewed for 6 months, with a floor for Prime of 4.5%. The eligible borrowing is based on 80% of eligible trade accounts receivable, not to exceed $700,000, and 35% of inventory value, not to exceed $300,000, for a total cap of $1,000,000. As of September 30, 2011, the outstanding balance under this facility was $506.377. The secured credit facility is guaranteed by James Gingo, the President of TransTech.

Capitalized Leases

TransTech has capitalized leases for equipment. The leases have a remaining lease term of 6-46 months. The aggregate future minimum lease payments under capital leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended September 30,	Total
2012	$16,634
2013	13,928
2014	3,806
2015	2,760
2016	0
Total	37,128
Less current portion of capitalized leases	(5,912)
Long term capital leases	$31,216

The imputed interest rate in the capitalized leases is approximately 10.5%.

Related Party Notes Payable

The Company acquired its 100% interest in TransTech by issuing a Promissory Note (“Note”) to James Gingo, the President of TransTech, in the amount of $2,300,000, plus interest at the rate of three and one-half percent (3.5%) per annum from the date of the Note. The Note is secured by a security interest in the stock and assets of TransTech, and is payable over a period of three (3) years as follows:

(i)        The sum of $650,000, the amount of any accrued interest due on the Bonderson debt of $600,000 owed by James Gingo to the Bonderson Family Living Trust (“Bonderson Debt”) and interest on the unpaid balance, shall be paid to Seller on the earlier of: (A) the one (1) year anniversary of the closing date; or (B) on the closing of $2,500,000 or more in aggregate financing (whether debt, equity or some combination thereof) after the closing date.  On June 8, 2011, we paid $650,000 and accrued interest of $80,500 to Mr. Gingo.

(ii)       The sum of $650,000, the amount of any accrued interest due on the Bonderson debt owed by James Gingo and interest on the unpaid balance shall be paid to Seller on the earlier of: (A) the two (2) year anniversary of the closing date; or (B) on the closing of $5,000,000 or more in aggregate financing (whether debt, equity or some combination thereof) after the closing date; and

(iii)      The remaining balance of the Note and interest thereon shall be paid to Seller on the earlier of: (A) the three year anniversary of the closing date; or (B) on the closing of $7,500,000 or more in aggregate financing (whether debt, equity or some combination thereof) after the closing date.

On February 27, 2007, the Company entered into a demand note with former CEO and President, Bradley E. Sparks totaling $50,000 plus loan fees of $750.  As of September 30, 2011, the outstanding note payable totaled $50,750 consisting of the note payable to Mr. Sparks.  Interest expense accrues on the note at a rate of 18% per annum.  Accrued interest of $42,146 as of September 30, 2011 on the note payable is recorded in the balance sheet in accrued expenses and other liabilities.

Any delays in repayment of the principal and accrued interest on the note payable upon demand result in a penalty interest rate of 30% per annum.  The interest due to Mr. Sparks became in arrears on February 16, 2008 and has not been paid as of the date of this filing.  Mr. Sparks has not demanded repayment of the note as of the date of this filing.

On September 30, 2009, the Company entered into a second demand note with former CEO and President, Bradley E. Sparks totaling $22,478.  As of September 30, 2011, the outstanding note payable totaled $22,478 consisting of the note payable to Mr. Sparks.  Interest expense accrues on the note at a rate of 8% per annum, with a default interest rate of 12%.  Accrued interest of $3,597 as of September 30, 2011 on the notes payable is recorded in the balance sheet in accrued expenses and other liabilities.

On April 30, 2009, accounts payable owed to Lynn Felsinger, a consultant, totaling $82,000 was converted into a demand note. Ms. Felsinger has not demanded repayment of the note as of the date of this filing.

Mr. Ronald Erickson, our Chief Executive Officer, converted outstanding debt with accrued interest in the amount of $152,971 into 1,019,806 shares of common stock of the Company valued at $0.15 per share on March 27, 2009. In addition, an affiliate of Mr. Erickson’s, Juliz I Limited Partnership, loaned the Company operating funds during fiscal 2009.  The balance outstanding at September 30, 2011 is $34,630 plus interest of $7,628.  Additionally, Mr. Erickson incurred expenses on behalf of the Company for a total of $24,322 during the 2009 fiscal year.  This balance was converted into a loan as of September 30, 2009 which bears interest at 8%.  Accrued interest was $3,892 as of September 30, 2011.

Aggregate maturities for notes payable, capitalized leases and long term debt by year are as follows:

Years Ended September 30,	Total
2012	$1,537,191
2013	1,011,710
2014	551
2015	2,321
2016	0
Total	$2,551,773

EQUITY	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
EQUITY

The following equity issuances occurred during the three months ended December 31, 2011 and for the period subsequent to December 31, 2011.

On June 17, 2011, the Company entered into a Securities Purchase Agreement with Ascendiant, pursuant to which Ascendiant agreed to purchase up to $3,000,000 worth of shares of the Company’s common stock from time to time over a 24-month period, provided that certain conditions are met. The financing arrangement entered into by the Company and Ascendiant is commonly referred to as an “equity line of credit” or an “equity drawdown facility.”

Under the terms of the Securities Purchase Agreement, Ascendiant will not be obligated to purchase shares of the Company’s common stock unless and until certain conditions are met, including but not limited to the SEC declaring effective a Registration Statement (the “Registration Statement”) on Form S-1 and the Company maintaining an Effective Registration Statement which registers Ascendiant’s resale of any shares purchased by it under the equity drawdown facility. The customary terms and conditions associated with Ascendiant’s registration rights are set forth in a Registration Rights Agreement that was also entered into by the parties on June 17, 2011.

Once the registration is declared effective, the Company has the right to sell and issue to Ascendiant, and Ascendiant will be obligated to purchase from the Company, up to $3,000,000 worth of shares of the Company’s common stock over a 24-month period beginning on such date (the “Commitment Period”). The Company will be entitled to sell such shares from time to time during the Commitment Period by delivering a draw down notice to Ascendiant. In such draw down notices, the Company will be required to specify the dollar amount of shares that it intends to sell to Ascendiant, which will be spread over a five-trading-day pricing period. For each draw, the Company will be required to deliver the shares sold to Ascendiant by the second trading day following the pricing period.   Ascendiant is entitled to liquidated damages in connection with certain delays in the delivery of its shares.

The Securities Purchase Agreement also provides for the following terms and conditions:

•	Purchase Price - 90% of the Company’s volume-weighted average price (“VWAP”) on each trading day during the five-trading-day pricing period, unless the lowest VWAP or closing bid price (“Market Price”) on the trading day before settlement is lower, in which case the Purchase Price shall be the Market Price less $.01.

•	Threshold Price – The Company may specify a price below which it will not sell shares during the applicable five-trading-day pricing period. If the VWAP falls below the threshold price on any day(s) during the pricing period, such day(s) will be removed from the pricing period (and Ascendiant’s investment amount will be reduced by 1/5 for each such day).

•	Maximum Draw - 20% of the Company’s total trading volume for the 10-trading-day period immediately preceding the applicable draw down, times the average VWAP during such period (but in no event more than $100,000).

•	Minimum Draw - None.

•	Minimum Time Between Draw Down Pricing Periods - Three trading days.

•	Minimum Use of Facility – The Company is not obligated to sell any shares of its common stock to Ascendiant during the Commitment Period.

•

Commitment and Legal Fees – Commitment fees of 5% ($150,000), payable in shares of Company common stock based on the following schedule: $75,000 worth of restricted shares to be delivered at initial closing, $25,000 worth of shares if and when the S-1 is declared effective, and $25,000 worth of shares at 30 and 60 days).  Legal fees of $7,500. The Company has issued 1,490,943 shares for these commitment and legal fees.

•	Indemnification - Ascendiant is entitled to customary indemnification from the Company for any losses or liabilities it suffers as a result of any breach by the Company of any provisions of the Securities Purchase Agreement, or as a result of any lawsuit brought by any stockholder of the Company (except stockholders who are officers, directors or principal stockholders of the Company).

•	Conditions to Ascendiant’s Obligation to Purchase Shares - Trading in the Company’s common stock must not be suspended by the SEC or other applicable trading market; the Company must not have experienced a material adverse effect; all liquidated damages and other amounts owing to Ascendiant must be paid in full; the Registration Statement must be effective with respect to Ascendiant’s resale of all shares purchased under the equity drawdown facility; there must be a sufficient number of authorized but unissued shares of the Company’s common stock; and the issuance must not cause Ascendiant to own more than 9.99% of the then outstanding shares of the Company’s common stock.

•	Termination - The Securities Purchase Agreement will terminate if the Company’s common stock is not listed on one of several specified trading markets (which include the NYSE AMEX, OTC Bulletin Board and Pink Sheets, among others); if the Company files for protection from its creditors; or if the Registration Statement was not declared effective by the SEC by the date nine months following the date of the Securities Purchase Agreement. . The Company may terminate the Securities Purchase Agreement with five days’ notice.

The Securities Purchase Agreement also contains certain representations and warranties of the Company and Ascendiant, including customary investment-related representations provided by Ascendiant, as well as acknowledgements by Ascendiant that it has reviewed certain disclosures of the Company (including the periodic reports that the Company has filed with the SEC) and that the Company’s issuance of the shares has not been registered with the SEC or qualified under any state securities laws. The Company provided customary representations regarding, among other things, its organization, capital structure, subsidiaries, disclosure reports, absence of certain legal or governmental proceedings, financial statements, tax matters, insurance matters, real property and other assets, and compliance with applicable laws and regulations. The Company’s representations and warranties are qualified in their entirety (to the extent applicable) by the Company’s disclosures in the reports it files with the SEC. The Company also delivered confidential disclosure schedules qualifying certain of its representations and warranties in connection with executing and delivering the Securities Purchase Agreement.

The shares to be issued by the Company to Ascendiant under the Securities Purchase Agreement will be issued in private placements in reliance upon the exemption from the registration requirements set forth in the Securities Act provided for in Section 4(2) of the Securities Act, and the rules promulgated by the SEC thereunder.

As of December 31, 2011, the Company has issued 1,948,747 shares for $145,850 or $.075 per shares under the Securities Purchase Agreement, excluding the commitment and legal fees discussed above. As of February 6, 2012, the Company has issued 3,010,515 shares for $201,640 or $.067 per shares under the Securities Purchase Agreement, excluding the commitment and legal fees discussed above.

On October 5, 2011, the Company entered into a Financial Consultant Agreement (“Agreement”) with D. Weckstein and Co, Inc. (“Weckstein”) The Agreement expires July 31, 2016. Under the Agreement, Weckstein was awarded 1,000,000 shares of restricted common stock on November 7, 2011. The shares were valued at $0.07 per share, the closing price on November 7, 2011. In addition, the Company paid $10,000 to Weckstein. The shares do not have registration rights.

On October 21, 2011, Gemini converted $100,000 and interest of $4,247 into 2,619.261 shares of common stock at $.04 per share.

On December 15, 2011 the Company, issued 100,000 shares of restricted common stock to Todd Weaver for product development work. The shares were valued at $0.12 per share, the closing price on November 29, 2011, and do not have registration rights.

During the fiscal year ended September 30, 2009, the Company issued 7,058,816 shares of common stock in satisfaction of $1,059,793 of outstanding indebtedness, including the debt due to Coventry Capital, 950,000 shares of common stock as grants to directors, 950,000 shares of common stock as grants to consultants, and 1,850,000 shares in resolution of certain outstanding matters with the RATLab LLC.

During the quarter ended December 31, 2009, the Company issued 300,000 shares of common stock as grants to directors, 100,000 shares of common stock as grants to a consultant, and 300,000 shares to RATLab.

On May 10, 2010, the Board of Directors issued to Mark Scott, our Chief Financial Officer, 1,000,000 shares of restricted common stock granted upon signing at the closing bid price of $0.02 per share on May 7, 2010.

On May 10, 2010, the Board of Directors issued to Ron Erickson or his designee Two Million (2,000,000) shares of restricted common stock of the Company and granted options to purchase three million (3,000,000) shares at $0.15 per share. The restricted common stock was issued at the closing bid price of $0.02 per share on May 7, 2010. The grant of options vests quarterly over two years and expires on May 6, 2020. This common stock issuance and the grant of options replace the 5,000,000 unissued shares previously approved by the Board of Directors on December 21, 2009.

On May 18, 2010, the Board of Directors issued 600,000 shares of restricted common stock of the Company to four (4) consultants and suppliers for the conversion of liabilities or for services. The parties valued the shares in this transaction at $0.02 per share, the closing bid price of the Company’s common stock during negotiations.

On June 1, 2010, the Board of Directors issued 666,667 shares of restricted common stock of the Company to a service provider for the conversion of $100,000 in liabilities at $0.15 per share.

On June 8, 2010, the Board of Directors issued 3,000,000, 100,000 and 100,000 of restricted common stock of the Company to James Gingo, Jeff Kruse and Steve Waddle, executives of TransTech, respectively.  The parties valued the shares in this transaction at $0.02 per share, the closing bid price of the Company’s common stock during negotiations.

On June 8, 2010, the Board of Directors issued 600,000 shares of restricted common stock of the Company to Paul Bonderson, a TransTech investor. The parties valued the shares in this transaction at $0.02 per share, the closing bid price of the Company’s common stock during negotiations.

On June 8, 2010, the Board of Directors issued 300,000 shares of restricted common stock of the Company to David Markowski for consulting services. The parties valued the shares in this transaction at $0.02 per share, the closing bid price of the Company’s common stock during negotiations.

On June 11, 2010, the Company issued a warrant for the purchase of 300,000 shares of common stock of the Company to the Sterling Fund for advisory services. The warrant was valued at $0.02 per share using the Black-Scholes-Merton option valuation model. The warrant expires June 10, 2013 and is callable if registered and with five closing trading prices of the Company’s common stock over $0.50 per share.

On November 17, 2010, the Company issued 20,000 shares of restricted shares of the Company’s common stock to Robert Jones for advisory services. The shares were valued at $0.24 per share, the closing price on November 17, 2010.

On December 23, 2010, the Company entered into a Securities Purchase Agreement (“Agreement”) with Seaside pursuant to which Seaside agreed to purchase restricted shares of the Company’s common stock from time to time over a 12-month period, provided that certain conditions are met.

Under the terms of the Agreement, the Company agreed to sell and issue to Seaside each month for a 12-month period commencing on the closing date, restricted shares of the Company’s common stock at a price equal to the lower of (i) 60% of the average trading price of the company’s stock during the 10 trading days immediately preceding each monthly closing date, or (ii) 70% of the average trading price for the trading day immediately preceding each monthly closing date. Visualant’s agreement to sell shares each month during said 12 month period is subject to certain conditions and limitations.  With respect to each subsequent closing, Visualant will not be obligated to sell any of its common stock to Seaside at a price lower than $0.25 per share, and Seaside’s beneficial ownership of the Company’s common stock will not exceed 9.9%. Seaside is not permitted to short sale the Company’s common stock.

Visualant paid Seaside’s legal fees and expenses in the amount of $25,000 for the initial closing, and agreed to pay $2,500 for each subsequent closing.  Visualant also has agreed to pay 7.0% in finder’s fees (to be paid in connection with each draw down) and issue 10,113 common stock warrants exercisable at $0.21395 per share.

The Agreement may be terminated by Seaside upon written notice to the Company, if at any time prior to the final subsequent closing the Company consummates a financing to which Seaside is not a party.

The Agreement also contains certain representations and warranties of Visualant and Seaside, including customary investment-related representations provided by Seaside, as well as acknowledgements by Seaside that it has reviewed certain disclosures of the Company (including the periodic reports that the Company has filed with the SEC) and that the Company’s issuance of the shares has not been registered with the SEC or qualified under any state securities laws.  Visualant provided customary representations regarding, among other things, its organization, capital structure, subsidiaries, disclosure reports, absence of certain legal or governmental proceedings, financial statements, tax matters, insurance matters, real property and other assets, and compliance with applicable laws and regulations.  Seaside’s representations and warranties are qualified in their entirety (to the extent applicable) by the Company’s disclosures in the reports it files with the SEC.  Visualant also delivered confidential disclosure schedules qualifying certain of its representations and warranties in connection with executing and delivering the Agreement.

As of September 30, 2011, the Company sold to Seaside 2,529,314 shares at a purchase price of $0.302 per share, or an aggregate price of $763,650. In addition, the Company issued warrants to brokers for the purchase of 177,050 shares of common shares at the purchase price of $0.302 per share.

On January 27, 2011, the Company issued 275,000 restricted shares of the Company’s common stock to directors for services provided during 2010. The shares were valued at $0.448 per share, the closing price for the thirty days prior to January 27, 2011.

On January 27, 2011, the Company entered into a Contract for Corporate Advisory Services with Core consulting Group. Under the agreement dated December 6, 2010, the Company issued 381,500 of restricted shares of the Company’s common stock at $0.45 per share, the closing price on December 6, 2010. On April 27, 2011, the Company issued an additional 381,500 of restricted shares of our common stock at $0.45 per share, the closing price on December 6, 2010.

On January 27, 2011, Monahan & Biagi, PLLC converted $136,726 of accrued legal bills into 341,815 shares of our common stock at $0.40 per share, the closing price on January 22, 2011, the date the conversion was requested.

On February 14 and 17, 2011, Asher converted $50,000 of convertible debentures into173,378 shares of common stock at $0.2884 per share.

On February 23, 2011, Masahiro Kawahata, a director converted $90,906 of accrued expenses into 211,409 shares of the Company common stock at $0.43 per share, the closing price on February 23, 2011, the date the conversion was requested.

On February 23, 2011, the Company issued a warrant for the purchase of 1,000,000 shares of our common stock to Coach for advisory services. The warrant was issued at $0.25 per share. The warrant expires February 22, 2014 and is callable if registered and with five closing trading prices of the Company’s common stock over $0.75 per share.

On February 23, 2011, the Company issued a warrant for the purchase of 500,000 shares of our common stock to the Sterling Group for advisory services. The warrant was issued at $0.50 per share. The warrant expires February 22, 2014 and is callable if registered and with five closing trading prices of our common stock over $0.75 per share.

On April 1, 2011, Coach converted $250,000 and interest of $28,758 into 1,858,387 shares of common stock.

On April 1, 2011, the Company entered into a Consulting Agreement with Cerillion N4 Partners. Under the agreement, the Company issued 4,000 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with InvestorIdeas.com. Under the agreement, the Company issued 57,692 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with National Securities Corporation. Under the agreement, the Company issued 60,000 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with Aquiline Group, Inc. Under the agreement, the Company issued 75,000 shares at $0.52 per share, the price on March 31, 2011.

On May 31, 2011, Coach exercised its warrant and received 833,333 shares of common stock. On December 7, 2009, the Company closed $250,000 of financing from Coach pursuant to a Convertible Promissory Note. In addition, Coach received warrants to purchase 833,333 shares of the Company’s common stock at $0.15 per share.  The warrant expired 3 years from the date of issuance.

On May 18, 2011, the Company entered into an Agreement with Mr. Gima. Under the agreement, we issued 10,000 shares at 0.52 per share.

On May 20, 24 and 26, 2011, Asher converted $50,000 of convertible debentures into 296,130 shares of common stock at $0.169 per share.

On June 7, 2011, the Company closed the acquisition of all Visualant related assets of the RATLab LLC by agreeing to issue 1,000,000 of our common stock valued at $0.20 per share, the price during the negotiation of this agreement.

On June 17, 2011, the Company entered into a Securities Purchase Agreement with Ascendiant, pursuant to which Ascendiant agreed to purchase up to $3,000,000 worth of shares of the Company’s common stock from time to time over a 24-month period, provided that certain conditions are met. The financing arrangement entered into by the Company and Ascendiant is commonly referred to as an “equity line of credit” or an “equity drawdown facility.”

Under the terms of the Securities Purchase Agreement, Ascendiant will not be obligated to purchase shares of the Company’s common stock unless and until certain conditions are met, including but not limited to the SEC declaring effective a Registration Statement (the “Registration Statement”) on Form S-1 and the Company maintaining an Effective Registration Statement which registers Ascendiant’s resale of any shares purchased by it under the equity drawdown facility. The customary terms and conditions associated with Ascendiant’s registration rights are set forth in a Registration Rights Agreement that was also entered into by the parties on June 17, 2011.

Once the registration is declared effective, the Company has the right to sell and issue to Ascendiant, and Ascendiant will be obligated to purchase from the Company, up to $3,000,000 worth of shares of the Company’s common stock over a 24-month period beginning on such date (the “Commitment Period”). The Company will be entitled to sell such shares from time to time during the Commitment Period by delivering a draw down notice to Ascendiant. In such draw down notices, the Company will be required to specify the dollar amount of shares that it intends to sell to Ascendiant, which will be spread over a five-trading-day pricing period. For each draw, the Company will be required to deliver the shares sold to Ascendiant by the second trading day following the pricing period.   Ascendiant is entitled to liquidated damages in connection with certain delays in the delivery of its shares.

The Securities Purchase Agreement also provides for the following terms and conditions:

•	Purchase Price - 90% of the Company’s volume-weighted average price (“VWAP”) on each trading day during the five-trading-day pricing period, unless the lowest VWAP or closing bid price (“Market Price”) on the trading day before settlement is lower, in which case the Purchase Price shall be the Market Price less $.01.

•	Threshold Price – The Company may specify a price below which it will not sell shares during the applicable five-trading-day pricing period. If the VWAP falls below the threshold price on any day(s) during the pricing period, such day(s) will be removed from the pricing period (and Ascendiant’s investment amount will be reduced by 1/5 for each such day).

•	Maximum Draw - 20% of the Company’s total trading volume for the 10-trading-day period immediately preceding the applicable draw down, times the average VWAP during such period (but in no event more than $100,000).

•	Minimum Draw - None.

•	Minimum Time Between Draw Down Pricing Periods - Three trading days.

•	Minimum Use of Facility – The Company is not obligated to sell any shares of its common stock to Ascendiant during the Commitment Period.

•	Commitment Fees - 5% ($150,000), payable in shares of Company common stock based on the following schedule: $75,000 worth of restricted shares to be delivered at initial closing, $25,000 worth of shares if and when the S-1 is declared effective, and $25,000 worth of shares at 30 and 60 days). As of September 30, 2011, 1,141,119 shares of common stock were issued for $100,000 in fees. On October 21, 2011 and November 18, 2011, an additional 312,500 shares were issued for $50,000 in fees.

•	Other Fees and Expenses – $7,500 payable in cash or shares of common stock.

•	Indemnification - Ascendiant is entitled to customary indemnification from the Company for any losses or liabilities it suffers as a result of any breach by the Company of any provisions of the Securities Purchase Agreement, or as a result of any lawsuit brought by any stockholder of the Company (except stockholders who are officers, directors or principal stockholders of the Company).

•	Conditions to Ascendiant’s Obligation to Purchase Shares - Trading in the Company’s common stock must not be suspended by the SEC or other applicable trading market; the Company must not have experienced a material adverse effect; all liquidated damages and other amounts owing to Ascendiant must be paid in full; the Registration Statement must be effective with respect to Ascendiant’s resale of all shares purchased under the equity drawdown facility; there must be a sufficient number of authorized but unissued shares of the Company’s common stock; and the issuance must not cause Ascendiant to own more than 9.99% of the then outstanding shares of the Company’s common stock.

•	Termination - The Securities Purchase Agreement will terminate if the Company’s common stock is not listed on one of several specified trading markets (which include the NYSE AMEX, OTC Bulletin Board and Pink Sheets, among others); if the Company files for protection from its creditors; or if the Registration Statement was not declared effective by the SEC by the date nine months following the date of the Securities Purchase Agreement. The Company may terminate the Securities Purchase Agreement with five days’ notice.

The Securities Purchase Agreement also contains certain representations and warranties of the Company and Ascendiant, including customary investment-related representations provided by Ascendiant, as well as acknowledgements by Ascendiant that it has reviewed certain disclosures of the Company (including the periodic reports that the Company has filed with the SEC) and that the Company’s issuance of the shares has not been registered with the SEC or qualified under any state securities laws. The Company provided customary representations regarding, among other things, its organization, capital structure, subsidiaries, disclosure reports, absence of certain legal or governmental proceedings, financial statements, tax matters, insurance matters, real property and other assets, and compliance with applicable laws and regulations. The Company’s representations and warranties are qualified in their entirety (to the extent applicable) by the Company’s disclosures in the reports it files with the SEC. The Company also delivered confidential disclosure schedules qualifying certain of its representations and warranties in connection with executing and delivering the Securities Purchase Agreement.

The shares to be issued by the Company to Ascendiant under the Securities Purchase Agreement will be issued in private placements in reliance upon the exemption from the registration requirements set forth in the Securities Act provided for in Section 4(2) of the Securities Act, and the rules promulgated by the SEC thereunder.

The Company expects to issue up to 4,285,714 shares of common stock to be sold to Ascendiant Capital Partners, LLC under a Securities Purchase Agreement dated June 17, 2011. As of November 29, 2011, the Company has issued 774,599 shares for $67,047 or $.087 per shares under the Securities Purchase Agreement, excluding the Commitment Fees discussed above.

On June 17, 2011, the Company extended its April 1, 2011 Agreement with Aquiline Group, Inc. Under the agreement, the Company issued 25,000 shares at $0.52 per share, the price on March 31, 2011.

On July 14, 17 and 20, 2011 Asher converted $50,000 into 491,506 shares of common stock at $.102 per share.

On August 23, 2011, the Company filed an amendment Registration Statement on Form S-1 for 15,340,361 shares of common stock. The Registration Statement primarily registers shares for Seaside, Gemini, Ascendiant, Coach and Sterling Group and was declared effective by the SEC on August 29, 2011.

On September 8, 2011, Gemini converted $25,000 and interest of $760 into 311,516 shares of common stock at $.0827 per share.

On October 5, 2011, the Company entered into a Financial Consultant Agreement (“Agreement”) with D. Weckstein and Co, Inc. (“Weckstein”) The Agreement expires July 31, 2016. Under the Agreement. Weckstein was awarded 1,000,000 shares of common stock on November 7, 2011. The shares were valued at $0.07 per share, the closing price on November 7, 2011. In addition, the Company paid $5,000 and owes $5,000 to Weckstein.

On October 21, 2011, Gemini converted $100,000 and interest of $4,247 into 2,619.261 shares of common stock at $.04 per share.

STOCK OPTIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
STOCK OPTIONS

Description of Stock Option Plan

On April 29, 2011, the 2011 Stock Incentive Plan was approved at the Annual Stockholder Meeting. The Company reserved 7,000,000 shares of Common Stock for issuance under the 2011 Stock Incentive Plan.

Determining Fair Value Under ASC 505

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black-Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

On November 9, 2011, Bradley E. Sparks forfeited 1,000,000 options to purchase common stock at $.75 per share.

There are currently 5,920,000 options to purchase common stock at $0.22 per share outstanding at December 31, 2011 under the 2011 Stock Incentive Plan. The Company recorded $78,698 and $0 of compensation expense, net of related tax effects, relative to stock options for the three months ended December 31, 2011 and 2010 in accordance with ASC 505. Net loss per share (basic and diluted) associated with this expense was approximately ($0.00).

Description of Stock Option Plan

On April 29, 2011, the 2011 Stock Incentive Plan was approved at the Annual Stockholder Meeting. The Company reserved 7,000,000 shares of Common Stock for issuance under the 2011 Stock Incentive Plan.

In 2005, our Board of Directors adopted a combined incentive and nonqualified stock option plan for employees, consultants, suppliers and directors (“2005 Stock Option Plan”).   On October 9, 2006 the Board of Directors authorized an increase in shares available for grant from 2 million to 4 million, subject to stockholder approval. The 2005 Stock Option Plan has never been approved by the shareholders and stock option grants are considered non-statutory.

Determining Fair Value Under ASC 505

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black-Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and do not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjust share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

On November 17, 2010, the Board of Directors authorized to TransTech employees, the grant of non-qualified options to purchase 220,000 shares of the Company’s common stock at $0.24 per share. The non- qualified stock option grants vest quarterly over three years and expire in five (5) years.

On May 9, 2011, the Board of Directors authorized to Marco Hegyi, our Chairman of the Board, the grant of qualified and non-qualified options to purchase 2,000,000 shares of the Company’s common stock at $0.50 per share. The stock option grants vest quarterly over two years and expire in five (5) years.

On May 18, 2011, the Board of Directors authorized to Lance Gima, a consultant, the grant of qualified options to purchase 100,000 shares of the Company’s common stock at $0.52 per share. The stock option grants vest quarterly over one year and expire in five (5) years.

On June 15, 2011, two directors forfeited 135,000 shares from stock option grants granted at $.75 per share that expired June 15, 2011.

There are currently 6,920,000 options to purchase common stock at $.296 per share outstanding at September 30, 2011 under the 2011 Stock Incentive Plan. The Company recorded $151,008 and $152,053 of compensation expense, net of related tax effects, relative to stock options for the year ended September 30, 2011 and 2010 in accordance with ASC 505. Net loss per share (basic and diluted) associated with this expense was approximately ($0.00). As of September, 2011, there is approximately $591,166 of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately two years.

On November 9, 2011, Mr. Bradley Sparks forfeited 1,000,000 options to purchase common stock.

Stock option activity for the years ended September 30, 2011, 2010 and 2009 are summarized as follows:

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2008	1,485,000	0.602	894,250
Granted	75,000	0.150	11,250
Exercised	-	-	-
Forfeitures	(250,000)	0.100	(25,000)
Outstanding as of September 30, 2009	1,310,000	0.672	880,500
Granted	3,500,000	0.141	495,000
Exercised	-	-	-
Forfeitures	(75,000)	(0.150)	(11,250)
Outstanding as of September 30, 2010	4,735,000	$0.288	1,364,250
Granted	2,320,000	0.339	785,800
Exercised	-	-	-
Forfeitures	(135,000)	(0.750)	(101,250)
Outstanding as of September 30, 2011	6,920,000	$0.296	2,048,800

The following table summarizes information about stock options outstanding and exercisable at September 30, 2011:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
0.09	500,000	8.75 years	$0.090	125,000	$0.090
0.15	3,000,000	8.75 years	0.150	1,875,000	0.150
0.18	100,000	.5 years	0.180	90,000	0.180
0.24	220,000	4.25 years	0.240	55,000	0.240
0.35	2,100,000	4.75 years	0.350	275,000	0.350
0.75	1,000,000	0.0 years	0.750	1,000,000	0.750
	6,920,000	7.53 years	$0.296	3,420,000	$0.553

There is no aggregate intrinsic value of the exercisable options as of September 30, 2011.

OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES

See Note 12 for discussion of notes payable issued to the Company’s former CEO and President during the quarter ended March 31, 2007.   Other than the note payable, related interest and payroll related accruals, all amounts are recorded in the related party accounts payable balance.  As of the filing date, Mr. Erickson beneficially owns 5,206,473 shares of common stock.

Mr. Sparks is owed $721,333 of accrued salary plus $57,998 which has been accrued to pay applicable payroll taxes, FUTA, etc.  Additionally, interest of $48,498, not including penalty interest, is owed Mr. Sparks for the notes payable described in Note 11 to these Notes to Financial Statements.  Mr. Sparks is also owed $6,315 for cash amounts advanced by him to Visualant to fund operating expenses since his employment and $5,136 for medical expenses.

See Note 12 for discussion of notes payable issued to the Company’s former CEO and President during the quarter ended March 31, 2007.   Other than the note payable, related interest and payroll related accrued expenses, all amounts are recorded in the related party accounts payable balance.  As of the filing date, Mr. Erickson beneficially owns 5,206,473 shares of common stock.

Mr. Sparks is owed $721,333 of accrued salary plus $57,998 which has been accrued to pay applicable payroll taxes, FUTA, etc.  Additionally, interest of $45,743 is owed Mr. Sparks for the notes payable described in Note 11 to these Notes to Financial Statements.  Mr. Sparks is also owed $6,315 for cash amounts advanced by him to Visualant to fund operating expenses since his employment and $5,136 for medical expenses.

COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

LEGAL PROCEEDINGS

There are no pending legal proceedings against the Company that are expected to have a material adverse effect on its cash flows, financial condition or results of operations.

EMPLOYMENT AGREEMENTS

Agreement with Mark Scott

On May 10, 2010, the Board of Directors approved the appointment of Mr. Scott as Chief Financial Officer based on the (i) cash compensation of $8,000 per month; (ii) bonus cash compensation; shall be at the discretion of the senior executive and the board of directors; (iii) benefits after the closing of funding at discretion of Mr. Scott and equivalent to other employees in the company; and (iv) 1,000,000 shares of restricted common stock to be granted upon signing at the closing bid price of $.02 per share on May 7, 2010.

Agreement with James Gingo

On June 8, 2010, the Company entered into an Employment Agreement (“Gingo Agreement”) with Mr. James Gingo, Founder and President of TransTech. The Gingo Agreement has a three year term beginning on June 8, 2010 at the annual base salary of $200,000 per year. The Gingo Agreement provides for participation in the Company’s benefit programs available to other employees (including group insurance arrangements). Also under the Gingo Agreement, Mr. Gingo is eligible for discretionary performance bonuses based upon performance criteria to be determined by the Company’s Compensation Committee based on criteria under development up to 50% of his annual salary. If Mr. Gingo’s employment is terminated without Cause (as defined in the Gingo Agreement), Mr. Gingo will be entitled to a payment equal to one year’s annual base salary paid over the next year.

LEASES

The Company is obligated under various non-cancelable operating leases for their various facilities and certain equipment.

The Company’s executive office is located at 500 Union Street, Suite 406, Seattle, Washington, USA, 98101. On January 1, 2011, the Company entered into a lease with a party affiliated with the Chairman of the Board of the Company. We pay $799 per month. The lease is cancellable with ten days notice.

TransTech leases a total of approximately 9,750 square feet of office and warehouse space for its administrative offices, product inventory and shipping operations, at a monthly rental of $4,292. The lease was extended from March 2011 for an additional five year term at a monthly rental of $4,721. There are two additional five year renewals with a set accelerating increase of 10% per 5 year term.  TransTech also leases additional 500 square feet of off-site space at $250 per month from a related party.

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended December 31,	Total
2012	$57,012
2013	57,012
2014	57,012
2015	57,012
2016	60,962
Beyond	0
Total	$289,010

LEGAL PROCEEDINGS

There are no pending legal proceedings against the Company that are expected to have a material adverse effect on its cash flows, financial condition or results of operations.

EMPLOYMENT AGREEMENTS

Agreement with Mark Scott

On May 10, 2010, the Board of Directors approved the appointment of Mr. Scott as Chief Financial Officer based on the (i) cash compensation of $8,000 per month; (ii) bonus cash compensation; shall be at the discretion of the senior executive and the board of directors; (iii) benefits after the closing of funding at discretion of Mr. Scott and equivalent to other employees in the company; and (iv) 1,000,000 shares of restricted common stock to be granted upon signing at the closing bid price of $.02 per share on May 7, 2010.

Agreement with James Gingo

On June 8, 2010, the Company entered into an Employment Agreement (“Gingo Agreement”) with Mr. James Gingo, Founder and President of TransTech. The Gingo Agreement has a three year term beginning on June 8, 2010 at the annual base salary of $200,000 per year. The Gingo Agreement provides for participation in the Company’s benefit programs available to other employees (including group insurance arrangements). Also under the Gingo Agreement, Mr. Gingo is eligible for discretionary performance bonuses based upon performance criteria to be determined by the Company’s Compensation Committee based on criteria under development up to 50% of his annual salary. If Mr. Gingo’s employment is terminated without Cause (as defined in the Gingo Agreement), Mr. Gingo will be entitled to a payment equal to one year’s annual base salary paid over the next year.

LEASES

The Company is obligated under various non-cancelable operating leases for their various facilities and certain equipment.

The Company’s executive office is located at 500 Union Street, Suite 406, Seattle, Washington, USA, 98101. On January 1, 2011, the Company entered into a lease with a party affiliated with the Chairman of the Board of the Company. We pay $799 per month. The lease is cancellable with ten days notice.

TransTech leases a total of approximately 9,750 square feet of office and warehouse space for its administrative offices, product inventory and shipping operations, at a monthly rental of $4,292. The lease was extended from March 2011 for an additional five year term at a monthly rental of $4,721. There are two additional five year renewals with a set accelerating increase of 10% per 5 year term.  TransTech also leases additional 500 square feet of off-site space at $250 per month from a related party.

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended September 30,	Total
2012	$57,012
2013	57,012
2014	57,012
2015	57,012
2016	59,777
Beyond	0
Total	$287,825

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS	The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued.	The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued.